Equity (Deficit) - Additional Information (Details) $ in Thousands		1 Months Ended					3 Months Ended		4 Months Ended	7 Months Ended	12 Months Ended
	Jan. 20, 2022	Feb. 13, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Mar. 31, 2024 $ / uSDPerBbl	Dec. 31, 2023 USD ($)	Apr. 26, 2023 MXN ($)	Apr. 24, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($) $ / uSDPerBbl	Dec. 31, 2023 MXN ($) $ / uSDPerBbl	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	May 31, 2022 USD ($)
Disclosure of equity [line items]
Increase decrease through proceeds from FONADIN grants													$ 23,000,000,000	$ 23,000,000,000
Net actuarial losses in other comprehensive income (loss) net of deferred income tax													(4,933,773,000)	123,385,417,000
Post-employment benefit expense in profit or loss, defined benefit plans													584,918,000	$ (8,075,854,000)
Percentage of discount and return on plan asset				9.42%				9.42%				9.42%		9.39%		9.42%
Net income (loss)													8,151,664,000	$ 99,998,470,000	$ (294,775,877,000)
Negative equity amount														(1,768,822,225,000)		$ (1,652,978,810,000)
Negative working capital													$ 585,176,915,000	401,842,480,000
Bank indebtedness																203,705,500,000
Short- term debt principal maturities																477,221,594,000
Percentage of share profit duty						30.00%						40.00%	40.00%
Percentage reduction of share profit duty						10.00%
Increase in Certificates of Contribution "A"													$ 166,615,123,000	188,306,717,000	316,354,129,000
Gain (loss) on non-controlling interest													(116,639,000)	(288,610,000)	128,502,000
Decrease in profit-sharing and hydrocarbon extraction duties				$ 25,856,004	$ 29,347,029	$ 36,145,315		$ 91,348,348					$ 91,348,348,000
Principal amount outstanding U.S.$														1,853,421,785,000		1,577,509,797,000	$ 1,984,689
Indebtedness that may be used to partially cover financial balance in next year				$ 138,119,100				$ 138,119,100				$ 138,119,100				$ 3,726,500,000
Crude oil price per barrel | $ / uSDPerBbl												56.7	56.7
Percentage decrease in prices of crude oil, natural gas, and petroleum products												20.00%	20.00%
Net income (loss)												$ 481,719	$ 8,151,664,000	99,998,470,000	$ (294,775,877,000)
Federal budget
Disclosure of equity [line items]
Negative budget financial balance													145,000,000,000
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Increase in Certificates of Contribution "A"									$ 145,000,000,000
Decrease in profit-sharing and hydrocarbon extraction duties		$ 20,646,242	$ 20,646,242							$ 111,994,590	$ 20,646,242,000
Subsequent event
Disclosure of equity [line items]
Crude oil price per barrel | $ / uSDPerBbl							65.0
Deer Park Refining Limited
Disclosure of equity [line items]
Acquired percentage	50.005%
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution													$ 166,615,123,000	$ 188,306,717,000